UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

GLOBAL EQUITY FUND

(FORMERLY KNOWN AS LEGG MASON PARTNERS GLOBAL EQUITY FUND)

FORM N-Q

SEPTEMBER 30, 2009

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited)	September 30, 2009

Shares	Security	Value
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 1.1%
10,129	Bayerische Motoren Werke AG	$488,661
14,800	Honda Motor Co., Ltd.	456,159
23,500	Toyota Motor Corp.	935,180

	Total Automobiles	1,880,000

Distributors - 0.3%
1,183,100	Inchcape PLC *	532,485

Diversified Consumer Services - 0.5%
10,700	Apollo Group Inc., Class A Shares *	788,269

Hotels, Restaurants & Leisure - 1.1%
11,500	Ctrip.com International Ltd., ADR *	676,085
81,800	TABCORP Holdings Ltd.	514,588
13,000	WMS Industries Inc. *	579,280

	Total Hotels, Restaurants & Leisure	1,769,953

Household Durables - 0.9%
13,300	Garmin Ltd.	501,942
32,900	Sony Corp.	973,687

	Total Household Durables	1,475,629

Leisure Equipment & Products - 0.3%
16,400	Fuji Photo Film Co., Ltd.	491,762

Media - 1.9%
67,100	Comcast Corp., Class A Shares	1,133,319
16,100	Discovery Communications Inc., Class A Shares *	465,129
612	Jupiter Telecommunications Co.	592,148
14,300	McGraw-Hill Cos. Inc.	359,502
22,000	Time Warner Inc.	633,160

	Total Media	3,183,258

Multiline Retail - 1.1%
12,600	Kohl’s Corp. *	718,830
87,202	Marks & Spencer Group PLC	504,850
11,400	Target Corp.	532,152

	Total Multiline Retail	1,755,832

Specialty Retail - 1.7%
9,700	Advance Auto Parts Inc.	381,016
11,300	Aeropostale Inc. *	491,211
41,000	Gap Inc.	877,400
12,000	Ross Stores Inc.	573,240
14,300	TJX Cos. Inc.	531,245

	Total Specialty Retail	2,854,112

Textiles, Apparel & Luxury Goods - 0.4%
21,351	Coach Inc.	702,875

	TOTAL CONSUMER DISCRETIONARY	15,434,175

CONSUMER STAPLES - 9.7%
Beverages - 0.9%
7,300	Coca-Cola Co.	392,010
28,000	Coca-Cola Enterprises Inc.	599,480
8,300	PepsiCo Inc.	486,878

	Total Beverages	1,478,368

Food & Staples Retailing - 2.0%
51,500	Aeon Co., Ltd.	493,128

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Food & Staples Retailing - 2.0% (continued)
6,816	Delhaize Group	$473,434
47,369	Koninklijke Ahold NV	570,101
15,600	Lawson Inc.	725,137
20,400	Seven & I Holdings Co., Ltd.	488,909
12,180	Wal-Mart Stores Inc.	597,916

	Total Food & Staples Retailing	3,348,625

Food Products - 2.6%
22,400	Dean Foods Co. *	398,496
33,500	Kraft Foods Inc., Class A Shares	880,045
43,476	Nestle SA, Registered Shares	1,852,560
31,700	Sara Lee Corp.	353,138
26,809	Unilever NV, CVA	773,076

	Total Food Products	4,257,315

Household Products - 1.9%
19,900	Kao Corp.	492,453
13,900	Kimberly-Clark Corp.	819,822
31,400	Procter & Gamble Co.	1,818,688

	Total Household Products	3,130,963

Tobacco - 2.3%
68,164	Altria Group Inc.	1,214,001
25,279	British American Tobacco PLC	793,392
8,900	Lorillard Inc.	661,270
24,164	Philip Morris International Inc.	1,177,753

	Total Tobacco	3,846,416

	TOTAL CONSUMER STAPLES	16,061,687

ENERGY - 12.3%
Energy Equipment & Services - 1.9%
45,800	Acergy SA	577,131
15,000	Dresser-Rand Group Inc. *	466,050
12,200	National-Oilwell Varco Inc. *	526,186
19,000	Noble Corp.	721,240
7,619	Technip SA	486,931
4,500	Transocean Ltd. *	384,885

	Total Energy Equipment & Services	3,162,423

Oil, Gas & Consumable Fuels - 10.4%
4,900	Apache Corp.	449,967
20,800	BG Group PLC	361,493
209,140	BP PLC	1,849,140
26,270	Chevron Corp.	1,850,196
23,300	ConocoPhillips	1,052,228
19,700	EnCana Corp.	1,141,922
36,541	Eni SpA	913,806
33,625	Exxon Mobil Corp.	2,307,011
10,200	LUKOIL, ADR	552,840
16,200	Marathon Oil Corp.	516,780
82,357	Rosneft Oil Co., GDR *	619,325
75,800	Royal Dutch Shell PLC, Class A Shares	2,169,710
32,800	StatoilHydro ASA	738,004
28,700	Total SA	1,706,267
7,700	Walter Industries Inc.	462,462
28,400	Williams Cos. Inc.	507,508

	Total Oil, Gas & Consumable Fuels	17,198,659

	TOTAL ENERGY	20,361,082

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
FINANCIALS - 19.3%
Capital Markets - 2.2%
5,765	Credit Suisse Group AG, Registered Shares	$319,861
7,193	Deutsche Bank AG, Registered Shares	552,331
6,400	Goldman Sachs Group Inc.	1,179,840
9,600	Morgan Stanley	296,448
61,000	Nomura Holdings Inc.	376,023
6,700	State Street Corp.	352,420
25,200	TD Ameritrade Holding Corp. *	494,424

	Total Capital Markets	3,571,347

Commercial Banks - 10.4%
89,012	Banco Bilbao Vizcaya Argentaria SA	1,580,866
68,648	Banco Santander Central Hispano SA	1,105,621
17,700	Bank of Nova Scotia	808,713
131,642	Barclays PLC *	778,760
405,000	BOC Hong Kong Holdings Ltd.	888,381
30,438	Commonwealth Bank of Australia	1,389,770
88,300	HSBC Holdings PLC	1,010,837
274,100	Kasikornbank Public Co., Ltd.	721,963
146,100	Mitsubishi UFJ Financial Group Inc.	784,976
22,539	National Australia Bank Ltd.	611,698
25,040	Royal Bank of Canada	1,347,281
301,000	Shinsei Bank Ltd. *	463,025
7,346	Societe Generale	591,561
42,333	Standard Chartered PLC	1,043,688
19,100	Sumitomo Mitsui Financial Group Inc.	666,403
16,200	Toronto-Dominion Bank	1,048,850
131,576	UniCredito Italiano SpA *	514,368
21,900	Wells Fargo & Co.	617,142
55,846	Westpac Banking Corp.	1,293,415

	Total Commercial Banks	17,267,318

Diversified Financial Services - 2.0%
26,200	Bank of America Corp.	443,304
15,375	Bolsas y Mercados Espanoles	599,026
48,255	ING Groep NV, CVA *	861,961
30,300	JPMorgan Chase & Co.	1,327,746

	Total Diversified Financial Services	3,232,037

Insurance - 3.5%
16,600	AFLAC Inc.	709,484
5,904	Allianz AG	737,968
83,119	Aviva PLC	595,501
19,600	Industrial Alliance Insurance and Financial Services Inc.	537,094
14,100	MetLife Inc.	536,787
7,246	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	1,156,725
16,300	Prudential Financial Inc.	813,533
14,700	SCOR SE	402,050
9,000	Torchmark Corp.	390,870

	Total Insurance	5,880,012

Real Estate Investment Trusts (REITs) - 0.4%
21,900	Liberty Property Trust	712,407
56	Simon Property Group Inc.	3,888

	Total Real Estate Investment Trusts (REITs)	716,295

Real Estate Management & Development - 0.8%
13,800	Daito Trust Construction Co., Ltd.	603,010
78,000	Hang Lung Group Ltd.	389,494

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Real Estate Management & Development - 0.8% (continued)
21,000	Sumitomo Realty & Development Co., Ltd.	$384,606

	Total Real Estate Management & Development	1,377,110

	TOTAL FINANCIALS	32,044,119

HEALTH CARE - 9.8%
Biotechnology - 0.5%
13,100	Amgen Inc. *	789,013

Health Care Providers & Services - 1.1%
9,400	Medco Health Solutions Inc. *	519,914
32,400	UnitedHealth Group Inc.	811,296
9,400	WellPoint Inc. *	445,184

	Total Health Care Providers & Services	1,776,394

Pharmaceuticals - 8.2%
18,600	Abbott Laboratories	920,142
38,100	AstraZeneca PLC	1,708,089
46,100	Bristol-Myers Squibb Co.	1,038,172
10,200	Eli Lilly & Co.	336,906
14,200	Forest Laboratories Inc. *	418,048
50,669	GlaxoSmithKline PLC	996,043
23,900	H. Lundbeck A/S	495,919
14,500	Johnson & Johnson	882,905
20,300	Merck & Co. Inc.	642,089
26,100	Novartis AG, Registered Shares	1,305,819
92,000	Pfizer Inc.	1,522,600
4,329	Roche Holding AG	699,674
25,100	Sanofi-Aventis	1,843,021
21,000	Takeda Pharmaceutical Co., Ltd.	875,488

	Total Pharmaceuticals	13,684,915

	TOTAL HEALTH CARE	16,250,322

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.1%
4,400	Alliant Techsystems Inc. *	342,540
87,100	BAE Systems PLC	486,295
11,100	General Dynamics Corp.	717,060
4,300	L-3 Communications Holdings Inc.	345,376
9,600	Lockheed Martin Corp.	749,568
11,216	MTU Aero Engines Holding AG	531,413
9,900	Northrop Grumman Corp.	512,325
19,100	Raytheon Co.	916,227
9,400	United Technologies Corp.	572,742

	Total Aerospace & Defense	5,173,546

Building Products - 0.3%
31,600	Masco Corp.	408,272

Construction & Engineering - 1.4%
181,000	Kajima Corp.	464,051
26,600	KBR Inc.	619,514
12,400	URS Corp. *	541,260
12,500	Vinci SA	707,550

	Total Construction & Engineering	2,332,375

Industrial Conglomerates - 2.5%
68,976	General Electric Co.	1,132,586
12,000	Jardine Matheson Holdings Ltd.	364,800
203,000	SembCorp Industries Ltd.	488,775
16,750	Siemens AG, Registered Shares	1,551,911

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Industrial Conglomerates - 2.5% (continued)
15,800	Tyco International Ltd.	$544,784

	Total Industrial Conglomerates	4,082,856

Machinery - 0.4%
10,500	Schindler Holding AG	719,858

Marine - 0.3%
78	AP Moller - Maersk A/S	536,937

Road & Rail - 0.3%
11,900	CSX Corp.	498,134

Trading Companies & Distributors - 1.5%
67,000	Itochu Corp.	444,376
31,000	Mitsubishi Corp.	627,533
52,500	Mitsui & Co., Ltd.	687,047
366,000	Noble Group Ltd.	636,884

	Total Trading Companies & Distributors	2,395,840

	TOTAL INDUSTRIALS	16,147,818

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.3%
87,800	Cisco Systems Inc. *	2,066,812

Computers & Peripherals - 4.7%
6,200	Apple Inc. *	1,149,294
69,300	Dell Inc. *	1,057,518
32,200	EMC Corp. *	548,688
43,840	Hewlett-Packard Co.	2,069,686
21,050	International Business Machines Corp.	2,517,791
32,500	NCR Corp. *	449,150

	Total Computers & Peripherals	7,792,127

Electronic Equipment, Instruments & Components - 0.5%
18,200	Avnet Inc. *	472,654
16,800	Tyco Electronics Ltd.	374,304

	Total Electronic Equipment, Instruments & Components	846,958

IT Services - 1.8%
27,500	Accenture PLC, Class A Shares	1,024,925
12,566	Affiliated Computer Services Inc., Class A Shares *	680,700
10,500	Computer Sciences Corp. *	553,455
8,600	Hewitt Associates Inc., Class A Shares *	313,298
146	NTT Data Corp.	468,060

	Total IT Services	3,040,438

Semiconductors & Semiconductor Equipment - 0.9%
26,000	Intel Corp.	508,820
45,800	Siliconware Precision Industries Co., ADR	328,844
26,600	Texas Instruments Inc.	630,154

	Total Semiconductors & Semiconductor Equipment	1,467,818

Software - 2.7%
22,500	CA Inc.	494,775
64,300	Microsoft Corp.	1,664,727
1,400	Nintendo Co., Ltd.	358,934
55,800	Oracle Corp.	1,162,872
19,600	Sybase Inc. *	762,440

	Total Software	4,443,748

	TOTAL INFORMATION TECHNOLOGY	19,657,901

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
MATERIALS - 6.8%
Chemicals - 1.9%
26,150	BASF SE	$1,386,391
4,800	CF Industries Holdings Inc.	413,904
19,900	Dow Chemical Co.	518,793
226,000	Showa Denko KK	461,019
3,989	Solvay SA	414,383

	Total Chemicals	3,194,490

Containers & Packaging - 0.2%
15,300	Pactiv Corp. *	398,565

Metals & Mining - 4.0%
26,680	Anglo American PLC *	850,160
85,600	BHP Billiton PLC	2,337,594
7,800	First Quantum Minerals Ltd.	510,471
15,012	KGHM Polska Miedz SA	451,237
27,977	Rio Tinto PLC	1,193,647
23,300	Teck Cominco Ltd., Class B Shares *	642,623
37,464	Xstrata PLC *	552,571

	Total Metals & Mining	6,538,303

Paper & Forest Products - 0.7%
36,900	International Paper Co.	820,287
23,500	Svenska Cellulosa AB, Class B Shares	318,986

	Total Paper & Forest Products	1,139,273

	TOTAL MATERIALS	11,270,631

TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 4.0%
62,642	AT&T Inc.	1,691,961
35,692	Deutsche Telekom AG, Registered Shares	487,571
14,100	Nippon Telegraph & Telephone Corp.	653,840
38,467	Portugal Telecom, SGPS, SA	407,486
71,468	Telefonica SA	1,972,985
48,300	Verizon Communications Inc.	1,462,041

	Total Diversified Telecommunication Services	6,675,884

Wireless Telecommunication Services - 1.9%
32,100	America Movil SAB de CV, Series L Shares, ADR	1,406,943
135	KDDI Corp.	761,453
437,728	Vodafone Group PLC	981,205

	Total Wireless Telecommunication Services	3,149,601

	TOTAL TELECOMMUNICATION SERVICES	9,825,485

UTILITIES - 5.1%
Electric Utilities - 2.0%
22,348	E.ON AG	948,250
124,116	Enel SpA	788,230
4,400	FPL Group Inc.	243,012
30,000	Tohoku Electric Power Co. Inc.	668,822
22,800	Tokyo Electric Power Co. Inc.	598,528

	Total Electric Utilities	3,246,842

Gas Utilities - 0.5%
102,000	Toho Gas Co., Ltd.	466,169
13,900	UGI Corp.	348,334

	Total Gas Utilities	814,503

Independent Power Producers & Energy Traders - 0.5%
54,300	AES Corp. *	804,726

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Shares	Security	Value
Multi-Utilities - 2.1%
12,000	DTE Energy Co.	$421,680
17,927	GDF Suez	796,490
35,047	National Grid PLC	338,450
11,600	PG&E Corp.	469,684
12,400	Public Service Enterprise Group Inc.	389,856
11,950	RWE AG	1,110,509

	Total Multi-Utilities	3,526,669

	TOTAL UTILITIES	8,392,740

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $148,037,487)	165,445,960

Face Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$367,000	State Street Bank & Trust Co. repurchase agreement dated 9/30/09, 0.010% due 10/1/09; Proceeds at maturity - $367,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 3/25/10; Market value - $374,663) (Cost - $367,000)	367,000

	TOTAL INVESTMENTS - 100.1% (Cost - $148,404,487#)	165,812,960
	Liabilities in Excess of Other Assets - (0.1)%	(177,231)

	TOTAL NET ASSETS - 100.0%	$165,635,729

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	September 30, 2009

Summary of Investments by Country **

United States	45.2%
United Kingdom	10.2
Japan	10.0
Germany	5.4
Switzerland	4.2
France	3.9
Canada	3.6
Spain	3.2
Netherlands	2.6
Australia	2.3
Italy	1.3
Hong Kong	1.0
Mexico	0.9
Norway	0.8
Cayman Islands	0.7
Russia	0.7
Denmark	0.6
Ireland	0.6
Belgium	0.5
Thailand	0.4
Bermuda	0.4
Singapore	0.3
Poland	0.3
Portugal	0.3
Taiwan	0.2
Sweden	0.2
Short-Term Investment	0.2
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of September, 30, 2009 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (formerly known as Legg Mason Partners Global Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTIONS	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$165,445,960	—	—	$165,445,960
Short-term investment†	—	$367,000	—	367,000

Total investments	$165,445,960	$367,000	—	$165,812,960

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$22,741,798
Gross unrealized depreciation	(5,333,325)

Net unrealized appreciation	$17,408,473

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 24, 2009

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 24, 2009